Trade and Notes Receivables - Schedule of Credit Risk Exposure on Group's Trade Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	¥ 1,525	¥ 2,212
IFRS9 [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	6.10%
Expected credit losses (RMB million)	¥ 93
IFRS9 [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	0.57%
Expected credit losses (RMB million)	¥ 7
IFRS9 [member] | Within 90 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	0.78%
Expected credit losses (RMB million)	¥ 1
IFRS9 [member] | 181 to 365 Days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	1.59%
Expected credit losses (RMB million)	¥ 1
IFRS9 [member] | Over 365 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	83.17%
Expected credit losses (RMB million)	¥ 84
IFRS9 [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	1,525
IFRS9 [member] | Cost [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	1,232
IFRS9 [member] | Cost [member] | Within 90 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	129
IFRS9 [member] | Cost [member] | 181 to 365 Days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	63
IFRS9 [member] | Cost [member] | Over 365 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	¥ 101